Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation of Basic And Diluted Earnings Per Share Computations

	Three Months Ended March 31,
	2014	2013

Earnings per common share:

Net income attributable to common stockholders	$ 9,633	$ 22,047
Weighted average common shares outstanding (in thousands)	46,750	46,743
Total earnings per share	$ 0.21	$ 0.47

Earnings per common share - assuming dilution:

Net income attributable to common stockholders	$ 9,633	$ 22,047
Weighted average common shares outstanding (in thousands)	46,750	46,743
Common equivalent shares:
Dilutive options	134	-
Weighted average common shares outstanding - assuming dilution (in thousands)	46,884	46,743
Earnings per share - assuming dilution	$ 0.21	$ 0.47

	Years ended December 31,
(Thousands of dollars except per share amounts)	2013	2012	2011

Earnings per common share:

Net income attributable to common stockholders	$235,033	$83,568	$324,020
Weighted average common shares outstanding (in thousands)	46,743	46,743	46,743
Total earnings per share	$5.03	$1.79	$6.93

Earnings per common share - assuming dilution:	Years ended December 31,
	2013	2012	2011
Net income attributable to common stockholders	$235,033	$83,568	$324,020
Weighted average common shares outstanding (in thousands)	46,743	46,743	46,743
Common equivalent shares:
Dilutive options	115	-	-
Weighted average common shares outstanding - assuming dilution (in thousands)	46,858	46,743	46,743
Earnings per share - assuming dilution	$5.02	$1.79	$6.93